Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2035 Fund
December 31, 2022
Z35-NPRT3-0323
1.9884243.105
Domestic Equity Funds - 39.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	663,471	6,621,445
Fidelity Series Commodity Strategy Fund (a)	5,380	566,724
Fidelity Series Large Cap Growth Index Fund (a)	308,977	4,180,454
Fidelity Series Large Cap Stock Fund (a)	280,165	4,631,132
Fidelity Series Large Cap Value Index Fund (a)	623,996	8,604,902
Fidelity Series Small Cap Opportunities Fund (a)	180,660	2,108,308
Fidelity Series Small Capital Core Fund (a)	1,555	15,222
Fidelity Series Value Discovery Fund (a)	215,114	3,175,088
TOTAL DOMESTIC EQUITY FUNDS (Cost $31,578,524)		29,903,275

International Equity Funds - 34.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	140,304	1,842,186
Fidelity Series Emerging Markets Fund (a)	117,466	909,187
Fidelity Series Emerging Markets Opportunities Fund (a)	524,195	8,187,934
Fidelity Series International Growth Fund (a)	286,973	4,092,237
Fidelity Series International Index Fund (a)	166,437	1,705,977
Fidelity Series International Small Cap Fund (a)	85,377	1,266,994
Fidelity Series International Value Fund (a)	406,668	4,078,875
Fidelity Series Overseas Fund (a)	375,898	4,082,251
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $27,242,347)		26,165,641

Bond Funds - 23.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	58,608	451,279
Fidelity Series Corporate Bond Fund (a)	202,664	1,805,732
Fidelity Series Emerging Markets Debt Fund (a)	54,863	402,695
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	15,050	130,789
Fidelity Series Floating Rate High Income Fund (a)	8,599	75,503
Fidelity Series Government Bond Index Fund (a)	292,178	2,664,663
Fidelity Series High Income Fund (a)	49,594	399,730
Fidelity Series International Credit Fund (a)	6	46
Fidelity Series International Developed Markets Bond Index Fund (a)	229,886	1,933,337
Fidelity Series Investment Grade Bond Fund (a)	278,056	2,738,849
Fidelity Series Investment Grade Securitized Fund (a)	215,458	1,913,269
Fidelity Series Long-Term Treasury Bond Index Fund (a)	872,664	5,113,811
Fidelity Series Real Estate Income Fund (a)	20,063	189,398
TOTAL BOND FUNDS (Cost $18,937,287)		17,819,101

Short-Term Funds - 1.4%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.35% (a)(b)	314,158	314,158
Fidelity Series Short-Term Credit Fund (a)	1,779	16,986
Fidelity Series Treasury Bill Index Fund (a)	69,797	694,484
TOTAL SHORT-TERM FUNDS (Cost $1,026,036)		1,025,628

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $78,784,194)	74,913,645
NET OTHER ASSETS (LIABILITIES) - 0.0%	17
NET ASSETS - 100.0%	74,913,662

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,109	534,780	57,188	29,929	(3,376)	(24,046)	451,279
Fidelity Series Blue Chip Growth Fund	99,415	9,185,145	1,814,501	246,104	(68,884)	(779,730)	6,621,445
Fidelity Series Canada Fund	31,650	2,785,103	776,866	60,427	(36,585)	(161,116)	1,842,186
Fidelity Series Commodity Strategy Fund	16,565	2,258,005	831,171	676,187	(661,000)	(215,675)	566,724
Fidelity Series Corporate Bond Fund	26,860	2,388,920	517,121	35,243	(16,100)	(76,827)	1,805,732
Fidelity Series Emerging Markets Debt Fund	5,664	516,212	99,424	13,835	(5,226)	(14,531)	402,695
Fidelity Series Emerging Markets Debt Local Currency Fund	1,847	163,926	37,540	-	(1,215)	3,771	130,789
Fidelity Series Emerging Markets Fund	14,061	1,296,111	297,164	23,879	(19,164)	(84,657)	909,187
Fidelity Series Emerging Markets Opportunities Fund	128,709	11,547,478	2,659,382	201,739	(197,138)	(631,733)	8,187,934
Fidelity Series Floating Rate High Income Fund	1,109	131,300	55,173	3,020	(886)	(847)	75,503
Fidelity Series Government Bond Index Fund	37,609	3,519,664	775,584	27,233	(16,202)	(100,824)	2,664,663
Fidelity Series Government Money Market Fund 4.35%	-	572,217	258,059	3,086	-	-	314,158
Fidelity Series High Income Fund	6,703	534,913	115,466	16,287	(5,635)	(20,785)	399,730
Fidelity Series International Credit Fund	53	2	-	3	-	(9)	46
Fidelity Series International Developed Markets Bond Index Fund	19,389	2,401,869	391,263	13,912	(10,691)	(85,967)	1,933,337
Fidelity Series International Growth Fund	63,289	5,538,237	1,414,391	145,335	(55,068)	(39,830)	4,092,237
Fidelity Series International Index Fund	26,880	2,245,372	526,647	46,394	(29,483)	(10,145)	1,705,977
Fidelity Series International Small Cap Fund	19,731	1,668,405	318,000	79,457	(29,164)	(73,978)	1,266,994
Fidelity Series International Value Fund	63,899	5,542,495	1,377,093	141,633	(93,764)	(56,662)	4,078,875
Fidelity Series Investment Grade Bond Fund	39,556	3,641,419	813,731	50,591	(19,812)	(108,583)	2,738,849
Fidelity Series Investment Grade Securitized Fund	27,696	2,518,289	544,247	27,512	(12,864)	(75,605)	1,913,269
Fidelity Series Large Cap Growth Index Fund	62,697	5,555,157	1,174,606	61,399	(37,377)	(225,417)	4,180,454
Fidelity Series Large Cap Stock Fund	69,883	6,428,918	1,570,835	325,030	(92,196)	(204,638)	4,631,132
Fidelity Series Large Cap Value Index Fund	133,887	11,813,872	3,042,740	317,467	(144,088)	(156,029)	8,604,902
Fidelity Series Long-Term Treasury Bond Index Fund	59,496	7,079,363	1,361,544	85,537	(86,013)	(577,491)	5,113,811
Fidelity Series Overseas Fund	63,626	5,506,967	1,434,034	76,274	(71,375)	17,067	4,082,251
Fidelity Series Real Estate Income Fund	3,916	324,291	108,535	16,892	(7,299)	(22,975)	189,398
Fidelity Series Short-Term Credit Fund	-	16,876	-	77	-	110	16,986
Fidelity Series Small Cap Opportunities Fund	33,627	2,877,751	714,729	116,518	(25,198)	(63,143)	2,108,308
Fidelity Series Small Capital Core Fund	-	15,222	-	-	-	-	15,222
Fidelity Series Treasury Bill Index Fund	-	744,594	49,530	6,288	(63)	(517)	694,484
Fidelity Series Value Discovery Fund	49,464	4,390,378	1,181,408	169,823	(44,778)	(38,568)	3,175,088
	1,108,390	103,743,251	24,317,972	3,017,111	(1,790,644)	(3,829,380)	74,913,645

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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